Note 27 - Provisions Parenthetical Information (Detail: Text Values) € / shares in Units, ₩ in Billions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Estimated aggregated future loss (more than remote but less than probable) [Abstract]
Civil Litigation matters	€ 1,900,000,000			€ 1,800,000,000
Regulatory enfocement matters	200,000,000			100,000,000
Biscayne [Abstract]
Jury trial verdict in USD | $						$ 95,000,000
Settlement in appeal to the liquidators in USD | $						43,500,000
Consent Order and Written Agreement with the Federal Reserve [Abstract]
Consent Order to pay a civil monetary penalty due to various deficiencies in governance risk management and internal controls in USD | $						186,000,000
including violations alleged with respect to the post settlement sanctions and embargoes and AML control enhancement undertakings in USD | $						140,000,000
including penalty for unsafe or unsound practices stemming from the banks handling of its legacy correspondent banking relationship with Danske Bank Estonia in USD | $						$ 46,000,000
Cum-ex Investigations and Litigations [Abstract]
Demand from Federal Central Tax Office for tax refunds paid to former custody client in EURO				49,000,000
Payment of liability notice from Federal Central Tax Office by January 20, 2020 in connection with tax refund claims in EURO				2,100,000
BNY estimation of potential Cum-Ex related tax liabilities in EUR				120,000,000
Payment orders from tax authorities in relation to the investment funds in EUR				118,300,000
Payment by BNY after consultation with Deutsche Bank in EUR				53,600,000
Further payment by third parties in EUR				50,900,000
BNY payment request regarding penalty interests in EUR				€ 11,600,000
Hearing letters from the German Federal Tax Office regarding two third party investment funds in EUR	87,000,000
FX Derivatives Products Investigations and Litigation [Abstract]
Claim from Palladium Hotels Group for restitution or damages for alleged losses in respect of FX derivatives trades entered into with DB in EUR	500,000,000
Interbank Offered Rates Matters [Abstract]
GBP LIBOR SDNY settlement agreement with plaintiffs finally approved by the court In November 2023 in USD | $		$ 5,000,000
CHF LIBOR SDNY settlement agreement with plaintiffs finally approved in September 2023 in USD | $		13,000,000
Jeffrey Epstein Investigations [Abstract]
Civil penalty in connection with these three former Deutsche Bank Clients Danske Banks Estonia branch, Jeffrey Epstein and FBME Bank which was paid by the bank in U.S. dollar | $					$ 150,000,000
Class action settlement approved by the Court in an order dated February 6 2023 in USD | $		26,300,000
Class action settlement approved by the Court in an order dated October 20 2023 in USD | $		$ 75,000,000
KOSPI Index Unwind Matters [Abstract]
Sale of a basket of stocks that was held as part of an index arbitrage position in 2010 in EUR	1,600,000,000
Criminal fine imposed on DSK dismissed by the Supreme Court of South Korea on December 21 2023 in KRW | ₩			₩ 1.5
Criminal fine imposed on DSK dismissed by the Supreme Court of South Korea on December 21 2023 in EUR	2,000,000
Monte Dei Paschi [Abstract]
Seizure of alleged profits ordered by the Milan Court revoked in appeal confirmed on October 11 2023 in EUR	64,900,000
Fine imposed by the Milan court revoked in appeal proceedings finally confirmed on October 11 2023 in EUR	3,000,000
Fines imposed by CONSOB against six current and former employees of Deutsche Bank in EUR each	100,000
Mortgage-Related and Asset-Backed Securities Matters and Investigation [Abstract]
Total realised collateral losses in USD | $					3,700,000,000
Damages before IKB voluntarely discountinued its claims as to certain RMBS certificates in USD | $					$ 268,000,000
Polish Mortgages [Abstract]
Reimbursement of alleged overpayments	685,000,000
Polish mortgages: Number of civil claims	5,000
Increase of provisions for reimbursement of the alleged overpayments in current year	244,000,000
Provisions for the reimbursement of alleged overpayments	534,000,000
Postbank Voluntary Public Takeover Offer [Abstract]
Takeover offer for Postbank shareholder in 2010 in EUR per share | € / shares				€ 25
Total number of shares accepted in takeover in 2010 in shares | shares				48,200,000			48,200,000
Claim (raised in 2010 by Effecten-Spiegel AG) for raising the takeover share price offer to EUR per share | € / shares				€ 57.25
Claim (raised in 2014 by additional former shareholders of Postbank) for raising the takeover share price offer in EUR per share | € / shares				57.25
Increase of takeover share price offer to shareholders which have accepted the takeover in EUR per share | € / shares				32.25
Additional claims (raised in 2017) for raising the takeover share price offer to EUR per share | € / shares				€ 64.25
Total payment claims against Deutsche Bank in relation to Postbank takeover (excluding interest)				€ 700,000,000
Further Proceedings Relating to the Postbank Takeover [Abstract]
Decisive takeover price for determining an appropriate cash compensation, claimed by applicants in the appraisal proceedings in Euro per share | € / shares				€ 57.25
Regional Court Cologne decision from October 1, 2020 [Abstract]
Increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share | € / shares				0.12
New saldo after increase of annual compensation pursuant to Section 304 of the German Stock Corporation Act (jaehrliche Ausgleichszahlung), in EURO per share | € / shares				1.78
Increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share | € / shares				4.56
New saldo after increase of settlement amount pursuant to Section 305 of the German Stock Corporation Act (Abfindungsbetrag), in EURO per share | € / shares				€ 29.74
Number of former Postbank shares affected from increase of the settlement amount, approximately | shares				492,000			492,000
Number of former Postbank shares affected from increase of the annual compensation, approximately | shares				7,000,000			7,000,000
RusChemAlliance Litigation [Abstract]
Claim for payment by RCA under an advance payment guarantee issued by Deutsche Bank in EUR	238,000,000
Recognition of a provision and a corresponding contingent asset under the indemnification agreement in EUR	€ 260,000,000
Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations [Abstract]
Fine against DB Mexico resulting from alleging violations of U.S. antitrust law and a claim for unjust enrichment relating to Mexican government bond trading, in USD | $							$ 427,000